LEASES (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Leases [Abstract]
Short term portion	$ 146,979	$ 167,101	$ 146,153
Long term portion	14,775	75,530	242,245
Total lease liability	$ 161,754	$ 242,631	$ 388,398